Long-term investments - Additional Information (Detail) € in Thousands, $ in Thousands, $ in Thousands				3 Months Ended		6 Months Ended
	Apr. 16, 2019 CAD ($)	Apr. 16, 2019 USD ($)	Dec. 20, 2016 MW	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 CAD ($) km	Jun. 30, 2019 USD ($) km	Jun. 30, 2019 EUR (€) km	May 24, 2019 CAD ($)	May 24, 2019 USD ($)	May 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Dividend income				$ 35,381	$ 8,532	$ 51,189	$ 17,210
Interest income				2,349	1,185	10,076	1,731
Equity (loss) income				(2,629)	75	(4,735)	472
Notes receivable from equity-method investees									$ 9,997					$ 101,416
Atlantica Yield
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity (loss) income				$ 136,809	15,033	130,991	(101,971)
Additional shares purchased in equity method investment (in shares) | shares				3,384,402
Ownership percentage, equity method investment								44.20%	44.20%	44.20%				41.50%
Shares purchased for cash consideration (in shares) | shares				1,384,402
Purchase price for additional shares in equity method investment				$ 30,000
Shares received pursuant to prepayment (in shares) | shares				2,000,000
Amount prepaid for ordinary shares of equity method investments									$ 53,750
Atlantica Yield Energy Solutions Canada, Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Dividend income						17,466
Equity (loss) income						$ (15,415)
Investment in subsidiary											$ 123,603	$ 91,919
Option to exchange shares (in shares) | shares						3,500,000
AIP
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in subsidiary								$ 130,103	$ 96,752
Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ownership percentage, equity method investment		50.00%
Business combination, purchase price	$ 8,500	$ 6,362
Development loan at fair value		$ 316,786
AWUSA VR Holding LLC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ownership percentage, equity method investment													20.00%
Investment in subsidiary													$ 17,000
Investment in subsidiary, payable at later date													$ 5,000
Abengoa-Algonquin Global Energy Solution B.V.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity (loss) income				$ (2,789)	$ (239)	$ (3,446)	$ (452)
Ownership percentage, equity method investment								50.00%	50.00%	50.00%
Capital contributed									$ 2,262					$ 5,000
Letters of credit									$ 7,655
Atlantica Yield | Atlantica Yield Energy Solutions Canada, Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in subsidiary											$ 6,500	$ 4,834
Wataynikaneyap Power Transmission
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ownership percentage, noncontrolling interest								9.80%	9.80%	9.80%
Distance of transmission line | km								1,800	1,800	1,800
Notes Receivable | Abengoa-Algonquin Global Energy Solution B.V.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable from equity-method investees									$ 9,997					$ 4,940
Subsidiaries | Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Evaluated power capacity | MW			74.1
Maximum | Atlantica Yield
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ownership percentage, equity method investment														48.50%
Surety Bond
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term debt									$ 15,932	€ 14,000